Pay vs Performance Disclosure	1 Months Ended	5 Months Ended	7 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2021	Aug. 31, 2020	Jan. 31, 2022	Dec. 20, 2022	Jan. 31, 2023 USD ($)	Jan. 31, 2023 GBP (£)	Jan. 31, 2023 EUR (€)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and our other NEOs (“Non-PEO NEOs”) and our performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information concerning our pay-for-performance philosophy and how we structure our executive compensation to drive and reward performance, refer to “Executive Compensation — Compensation Discussion and Analysis.” The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our NEOs; these amounts reflect the Summary Compensation Table total with certain adjustments as described in the following table and footnotes.
	Summary Compensation Table Total for PEO (Bhusri)(1)	Compensation Actually Paid to PEO (Bhusri) (4)(5)	Summary Compensation Table Total for PEO (Eschenbach) (2)	Compensation Actually Paid to PEO (Eschenbach) (4)(6)	Summary Compensation Table Total for PEO (Fernandez)(2)(7)	Compensation Actually Paid to PEO (Fernandez)(4)(7)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs (4)(8)	Value of Initial Fixed $100 Investment Based On: (9)
Year									Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (thousands) (10)	Subscription Revenues (thousands) (11)
(a)	(b)(1)	(c)(1)	(b)(2)	(c)(2)	(b)(3)	(c)(3)	(d)	(e)	(f)	(g)	(h)	(i)
FY23	$17,278,430	$9,378,038	$102,685,309	$109,947,072	$19,986,871	$3,030,084	$10,404,679	$3,826,484	$98	$118	$(366,749)	$5,567,206
FY22	$18,431,406	$19,634,025	—	—	$22,015,513	$27,405,062	$9,768,972	$11,928,801	$137	$146	$29,373	$4,546,313
FY21	$2,693,925	$5,713,506	—	—	$27,057,774	$37,492,416	$10,037,001	$17,263,222	$123	$132	$(282,431)	$3,788,452
(1)
Aneel Bhusri served as our Chief Executive Officer from 2014 to August 2020 and has since served as our Co-Chief Executive Officer.

(2)
Chano Fernandez served as our Co-Chief Executive Officer from August 2020 through December 20, 2022. Carl Eschenbach has served as our Co-Chief Executive Officer since December 20, 2022.

(3)
The individuals comprising the Non-PEO NEOs for each year are listed below:

FY23	FY22	FY21
James J. Bozzini	James J. Bozzini	James J. Bozzini
Barbara A. Larson	Douglas A. Robinson	Richard H. Sauer
Douglas A. Robinson	Richard H. Sauer	Robynne D. Sisco
Richard H. Sauer	Robynne D. Sisco

(4)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as required by Item 402(v) of Regulation S-K, as set forth in the tables below. The fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns has been estimated pursuant to the guidance in ASC Topic 718. The fair values of RSU awards that are subject to solely service-based vesting criteria equals the closing price of our Class A common stock on applicable year-end dates, or, in the case of vesting dates, the closing price on the date prior to the applicable vesting dates. The fair value of Mr. Eschenbach’s market-based PVU award is calculated using a Monte Carlo simulation model with the following assumptions: (i) expected volatility of 40%, (ii) risk-free interest rate of 4%, and (iii) total performance period of six years. For additional information on the assumptions used to estimate the fair value of the awards, see the Notes to Consolidated Financial Statements in our Annual Reports on Form 10-K for the fiscal year ended January 31, 2023, and prior fiscal years.

(5)
Compensation Actually Paid to Mr. Bhusri reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	FY23	FY22	FY21
Total Reported in Summary Compensation Table (SCT)	$17,278,430	$18,431,406	$2,693,925
Less, value of Stock Awards reported in SCT	(14,065,845)	(15,404,483)	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	11,592,470	14,973,638	—
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(2,616,535)	540,329	2,599,869
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year	(2,810,481)	1,093,135	419,712
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—	—	—
Total Adjustments	(7,900,391)	1,202,619	3,019,581
Compensation Actually Paid	$9,378,038	$19,634,025	$5,713,506

(6)
Compensation Actually Paid to Mr. Eschenbach reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	FY23	FY22	FY21
Total Reported in Summary Compensation Table (SCT)	$102,685,309	—	—
Less, value of Stock Awards reported in SCT(i)	(102,563,097)	—	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding(i)	109,949,900	—	—
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	—	—	—
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year(ii)	(125,040)	—	—
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—	—	—
Total Adjustments	7,261,764	—	—
Compensation Actually Paid	$109,947,072	—	—

(i)
Includes the value of Stock Awards granted to Mr. Eschenbach in June 2022 in connection with his service on our Board of Directors.

(ii)
Includes the value of Stock Awards granted to Mr. Eschenbach in prior fiscal years in connection with his service on our Board of Directors that vested in fiscal 2023.

(7)
The compensation paid to Mr. Fernandez is in GBP and euro. The exchange rate used to convert these amounts from GBP into U.S. dollars was 1.232, and from euro to U.S. dollars was 1.086, as applicable for fiscal 2023. Compensation Actually Paid to Mr. Fernandez reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	FY23	FY22	FY21
Total Reported in Summary Compensation Table (SCT)	$19,986,871	$22,015,513	$27,057,774
Less, value of Stock Awards reported in SCT	(18,754,387)	(20,539,224)	(25,867,043)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	15,456,566	19,964,767	33,458,969
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(7,337,881)	2,868,717	2,824,708
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year	(6,321,085)	3,095,289	18,008
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—	—	—
Total Adjustments	(16,956,786)	5,389,549	10,434,642
Compensation Actually Paid	$3,030,084	$27,405,062	$37,492,416

(8)
The average Compensation Actually Paid to the Non-PEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	FY23	FY22	FY21
Total Reported in Summary Compensation Table (SCT)	$10,404,679	$9,768,972	$10,037,001
Less, value of Stock Awards reported in SCT	(9,728,922)	(9,086,779)	(9,225,440)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	8,018,163	8,809,998	14,370,265
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(2,446,390)	1,176,201	1,786,084
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year	(2,421,046)	1,260,409	295,312
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—	—	—
Total Adjustments	(6,578,195)	2,159,829	7,226,221
Compensation Actually Paid	$3,826,484	$11,928,801	$17,263,222

(9)
The Peer Group TSR set forth in this table utilizes the S&P 1500 Application Software Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the fiscal year ended January 31, 2023. The comparison assumes $100 was invested for the period starting January 31, 2020, through the end of the listed year in Workday Class A common stock and in the S&P 1500 Application Software Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(10)
The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable fiscal year.

(11)
We determined subscription revenue to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in fiscal 2023. Subscription revenues primarily consist of fees that give our customers access to our cloud applications, which include related customer support. Subscription revenues are recognized over time as services are delivered and consumed concurrently over the contractual term, beginning on the date our service is made available to the customer.

Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and our other NEOs (“Non-PEO NEOs”) and our performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information concerning our pay-for-performance philosophy and how we structure our executive compensation to drive and reward performance, refer to “Executive Compensation — Compensation Discussion and Analysis.” The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our NEOs; these amounts reflect the Summary Compensation Table total with certain adjustments as described in the following table and footnotes.
	Summary Compensation Table Total for PEO (Bhusri)(1)	Compensation Actually Paid to PEO (Bhusri) (4)(5)	Summary Compensation Table Total for PEO (Eschenbach) (2)	Compensation Actually Paid to PEO (Eschenbach) (4)(6)	Summary Compensation Table Total for PEO (Fernandez)(2)(7)	Compensation Actually Paid to PEO (Fernandez)(4)(7)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs (4)(8)	Value of Initial Fixed $100 Investment Based On: (9)
Year									Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (thousands) (10)	Subscription Revenues (thousands) (11)
(a)	(b)(1)	(c)(1)	(b)(2)	(c)(2)	(b)(3)	(c)(3)	(d)	(e)	(f)	(g)	(h)	(i)
FY23	$17,278,430	$9,378,038	$102,685,309	$109,947,072	$19,986,871	$3,030,084	$10,404,679	$3,826,484	$98	$118	$(366,749)	$5,567,206
FY22	$18,431,406	$19,634,025	—	—	$22,015,513	$27,405,062	$9,768,972	$11,928,801	$137	$146	$29,373	$4,546,313
FY21	$2,693,925	$5,713,506	—	—	$27,057,774	$37,492,416	$10,037,001	$17,263,222	$123	$132	$(282,431)	$3,788,452
(1)
Aneel Bhusri served as our Chief Executive Officer from 2014 to August 2020 and has since served as our Co-Chief Executive Officer.

(2)
Chano Fernandez served as our Co-Chief Executive Officer from August 2020 through December 20, 2022. Carl Eschenbach has served as our Co-Chief Executive Officer since December 20, 2022.

(3)
The individuals comprising the Non-PEO NEOs for each year are listed below:

FY23	FY22	FY21
James J. Bozzini	James J. Bozzini	James J. Bozzini
Barbara A. Larson	Douglas A. Robinson	Richard H. Sauer
Douglas A. Robinson	Richard H. Sauer	Robynne D. Sisco
Richard H. Sauer	Robynne D. Sisco

(4)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as required by Item 402(v) of Regulation S-K, as set forth in the tables below. The fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns has been estimated pursuant to the guidance in ASC Topic 718. The fair values of RSU awards that are subject to solely service-based vesting criteria equals the closing price of our Class A common stock on applicable year-end dates, or, in the case of vesting dates, the closing price on the date prior to the applicable vesting dates. The fair value of Mr. Eschenbach’s market-based PVU award is calculated using a Monte Carlo simulation model with the following assumptions: (i) expected volatility of 40%, (ii) risk-free interest rate of 4%, and (iii) total performance period of six years. For additional information on the assumptions used to estimate the fair value of the awards, see the Notes to Consolidated Financial Statements in our Annual Reports on Form 10-K for the fiscal year ended January 31, 2023, and prior fiscal years.

(5)
Compensation Actually Paid to Mr. Bhusri reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	FY23	FY22	FY21
Total Reported in Summary Compensation Table (SCT)	$17,278,430	$18,431,406	$2,693,925
Less, value of Stock Awards reported in SCT	(14,065,845)	(15,404,483)	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	11,592,470	14,973,638	—
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(2,616,535)	540,329	2,599,869
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year	(2,810,481)	1,093,135	419,712
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—	—	—
Total Adjustments	(7,900,391)	1,202,619	3,019,581
Compensation Actually Paid	$9,378,038	$19,634,025	$5,713,506

(6)
Compensation Actually Paid to Mr. Eschenbach reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	FY23	FY22	FY21
Total Reported in Summary Compensation Table (SCT)	$102,685,309	—	—
Less, value of Stock Awards reported in SCT(i)	(102,563,097)	—	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding(i)	109,949,900	—	—
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	—	—	—
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year(ii)	(125,040)	—	—
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—	—	—
Total Adjustments	7,261,764	—	—
Compensation Actually Paid	$109,947,072	—	—

(i)
Includes the value of Stock Awards granted to Mr. Eschenbach in June 2022 in connection with his service on our Board of Directors.

(ii)
Includes the value of Stock Awards granted to Mr. Eschenbach in prior fiscal years in connection with his service on our Board of Directors that vested in fiscal 2023.

(7)
The compensation paid to Mr. Fernandez is in GBP and euro. The exchange rate used to convert these amounts from GBP into U.S. dollars was 1.232, and from euro to U.S. dollars was 1.086, as applicable for fiscal 2023. Compensation Actually Paid to Mr. Fernandez reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	FY23	FY22	FY21
Total Reported in Summary Compensation Table (SCT)	$19,986,871	$22,015,513	$27,057,774
Less, value of Stock Awards reported in SCT	(18,754,387)	(20,539,224)	(25,867,043)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	15,456,566	19,964,767	33,458,969
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(7,337,881)	2,868,717	2,824,708
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year	(6,321,085)	3,095,289	18,008
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—	—	—
Total Adjustments	(16,956,786)	5,389,549	10,434,642
Compensation Actually Paid	$3,030,084	$27,405,062	$37,492,416

(8)
The average Compensation Actually Paid to the Non-PEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	FY23	FY22	FY21
Total Reported in Summary Compensation Table (SCT)	$10,404,679	$9,768,972	$10,037,001
Less, value of Stock Awards reported in SCT	(9,728,922)	(9,086,779)	(9,225,440)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	8,018,163	8,809,998	14,370,265
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(2,446,390)	1,176,201	1,786,084
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year	(2,421,046)	1,260,409	295,312
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—	—	—
Total Adjustments	(6,578,195)	2,159,829	7,226,221
Compensation Actually Paid	$3,826,484	$11,928,801	$17,263,222

(9)
The Peer Group TSR set forth in this table utilizes the S&P 1500 Application Software Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the fiscal year ended January 31, 2023. The comparison assumes $100 was invested for the period starting January 31, 2020, through the end of the listed year in Workday Class A common stock and in the S&P 1500 Application Software Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(10)
The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable fiscal year.

(11)
We determined subscription revenue to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in fiscal 2023. Subscription revenues primarily consist of fees that give our customers access to our cloud applications, which include related customer support. Subscription revenues are recognized over time as services are delivered and consumed concurrently over the contractual term, beginning on the date our service is made available to the customer.

Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and our other NEOs (“Non-PEO NEOs”) and our performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information concerning our pay-for-performance philosophy and how we structure our executive compensation to drive and reward performance, refer to “Executive Compensation — Compensation Discussion and Analysis.” The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our NEOs; these amounts reflect the Summary Compensation Table total with certain adjustments as described in the following table and footnotes.
	Summary Compensation Table Total for PEO (Bhusri)(1)	Compensation Actually Paid to PEO (Bhusri) (4)(5)	Summary Compensation Table Total for PEO (Eschenbach) (2)	Compensation Actually Paid to PEO (Eschenbach) (4)(6)	Summary Compensation Table Total for PEO (Fernandez)(2)(7)	Compensation Actually Paid to PEO (Fernandez)(4)(7)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs (4)(8)	Value of Initial Fixed $100 Investment Based On: (9)
Year									Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (thousands) (10)	Subscription Revenues (thousands) (11)
(a)	(b)(1)	(c)(1)	(b)(2)	(c)(2)	(b)(3)	(c)(3)	(d)	(e)	(f)	(g)	(h)	(i)
FY23	$17,278,430	$9,378,038	$102,685,309	$109,947,072	$19,986,871	$3,030,084	$10,404,679	$3,826,484	$98	$118	$(366,749)	$5,567,206
FY22	$18,431,406	$19,634,025	—	—	$22,015,513	$27,405,062	$9,768,972	$11,928,801	$137	$146	$29,373	$4,546,313
FY21	$2,693,925	$5,713,506	—	—	$27,057,774	$37,492,416	$10,037,001	$17,263,222	$123	$132	$(282,431)	$3,788,452
(1)
Aneel Bhusri served as our Chief Executive Officer from 2014 to August 2020 and has since served as our Co-Chief Executive Officer.

(2)
Chano Fernandez served as our Co-Chief Executive Officer from August 2020 through December 20, 2022. Carl Eschenbach has served as our Co-Chief Executive Officer since December 20, 2022.

(3)
The individuals comprising the Non-PEO NEOs for each year are listed below:

FY23	FY22	FY21
James J. Bozzini	James J. Bozzini	James J. Bozzini
Barbara A. Larson	Douglas A. Robinson	Richard H. Sauer
Douglas A. Robinson	Richard H. Sauer	Robynne D. Sisco
Richard H. Sauer	Robynne D. Sisco

(4)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as required by Item 402(v) of Regulation S-K, as set forth in the tables below. The fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns has been estimated pursuant to the guidance in ASC Topic 718. The fair values of RSU awards that are subject to solely service-based vesting criteria equals the closing price of our Class A common stock on applicable year-end dates, or, in the case of vesting dates, the closing price on the date prior to the applicable vesting dates. The fair value of Mr. Eschenbach’s market-based PVU award is calculated using a Monte Carlo simulation model with the following assumptions: (i) expected volatility of 40%, (ii) risk-free interest rate of 4%, and (iii) total performance period of six years. For additional information on the assumptions used to estimate the fair value of the awards, see the Notes to Consolidated Financial Statements in our Annual Reports on Form 10-K for the fiscal year ended January 31, 2023, and prior fiscal years.

(5)
Compensation Actually Paid to Mr. Bhusri reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	FY23	FY22	FY21
Total Reported in Summary Compensation Table (SCT)	$17,278,430	$18,431,406	$2,693,925
Less, value of Stock Awards reported in SCT	(14,065,845)	(15,404,483)	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	11,592,470	14,973,638	—
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(2,616,535)	540,329	2,599,869
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year	(2,810,481)	1,093,135	419,712
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—	—	—
Total Adjustments	(7,900,391)	1,202,619	3,019,581
Compensation Actually Paid	$9,378,038	$19,634,025	$5,713,506

(6)
Compensation Actually Paid to Mr. Eschenbach reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	FY23	FY22	FY21
Total Reported in Summary Compensation Table (SCT)	$102,685,309	—	—
Less, value of Stock Awards reported in SCT(i)	(102,563,097)	—	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding(i)	109,949,900	—	—
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	—	—	—
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year(ii)	(125,040)	—	—
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—	—	—
Total Adjustments	7,261,764	—	—
Compensation Actually Paid	$109,947,072	—	—

(i)
Includes the value of Stock Awards granted to Mr. Eschenbach in June 2022 in connection with his service on our Board of Directors.

(ii)
Includes the value of Stock Awards granted to Mr. Eschenbach in prior fiscal years in connection with his service on our Board of Directors that vested in fiscal 2023.

(7)
The compensation paid to Mr. Fernandez is in GBP and euro. The exchange rate used to convert these amounts from GBP into U.S. dollars was 1.232, and from euro to U.S. dollars was 1.086, as applicable for fiscal 2023. Compensation Actually Paid to Mr. Fernandez reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	FY23	FY22	FY21
Total Reported in Summary Compensation Table (SCT)	$19,986,871	$22,015,513	$27,057,774
Less, value of Stock Awards reported in SCT	(18,754,387)	(20,539,224)	(25,867,043)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	15,456,566	19,964,767	33,458,969
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(7,337,881)	2,868,717	2,824,708
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year	(6,321,085)	3,095,289	18,008
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—	—	—
Total Adjustments	(16,956,786)	5,389,549	10,434,642
Compensation Actually Paid	$3,030,084	$27,405,062	$37,492,416

(8)
The average Compensation Actually Paid to the Non-PEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	FY23	FY22	FY21
Total Reported in Summary Compensation Table (SCT)	$10,404,679	$9,768,972	$10,037,001
Less, value of Stock Awards reported in SCT	(9,728,922)	(9,086,779)	(9,225,440)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	8,018,163	8,809,998	14,370,265
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(2,446,390)	1,176,201	1,786,084
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year	(2,421,046)	1,260,409	295,312
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—	—	—
Total Adjustments	(6,578,195)	2,159,829	7,226,221
Compensation Actually Paid	$3,826,484	$11,928,801	$17,263,222

(9)
The Peer Group TSR set forth in this table utilizes the S&P 1500 Application Software Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the fiscal year ended January 31, 2023. The comparison assumes $100 was invested for the period starting January 31, 2020, through the end of the listed year in Workday Class A common stock and in the S&P 1500 Application Software Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(10)
The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable fiscal year.

(11)
We determined subscription revenue to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in fiscal 2023. Subscription revenues primarily consist of fees that give our customers access to our cloud applications, which include related customer support. Subscription revenues are recognized over time as services are delivered and consumed concurrently over the contractual term, beginning on the date our service is made available to the customer.

Company Selected Measure Name						Subscription revenues	Subscription revenues	Subscription revenues
Named Executive Officers, Footnote [Text Block]
(1)
Aneel Bhusri served as our Chief Executive Officer from 2014 to August 2020 and has since served as our Co-Chief Executive Officer.

(2)
Chano Fernandez served as our Co-Chief Executive Officer from August 2020 through December 20, 2022. Carl Eschenbach has served as our Co-Chief Executive Officer since December 20, 2022.

(3)
The individuals comprising the Non-PEO NEOs for each year are listed below:

FY23	FY22	FY21
James J. Bozzini	James J. Bozzini	James J. Bozzini
Barbara A. Larson	Douglas A. Robinson	Richard H. Sauer
Douglas A. Robinson	Richard H. Sauer	Robynne D. Sisco
Richard H. Sauer	Robynne D. Sisco

(1)
Aneel Bhusri served as our Chief Executive Officer from 2014 to August 2020 and has since served as our Co-Chief Executive Officer.

(2)
Chano Fernandez served as our Co-Chief Executive Officer from August 2020 through December 20, 2022. Carl Eschenbach has served as our Co-Chief Executive Officer since December 20, 2022.

(3)
The individuals comprising the Non-PEO NEOs for each year are listed below:

FY23	FY22	FY21
James J. Bozzini	James J. Bozzini	James J. Bozzini
Barbara A. Larson	Douglas A. Robinson	Richard H. Sauer
Douglas A. Robinson	Richard H. Sauer	Robynne D. Sisco
Richard H. Sauer	Robynne D. Sisco

(1)
Aneel Bhusri served as our Chief Executive Officer from 2014 to August 2020 and has since served as our Co-Chief Executive Officer.

(2)
Chano Fernandez served as our Co-Chief Executive Officer from August 2020 through December 20, 2022. Carl Eschenbach has served as our Co-Chief Executive Officer since December 20, 2022.

(3)
The individuals comprising the Non-PEO NEOs for each year are listed below:

FY23	FY22	FY21
James J. Bozzini	James J. Bozzini	James J. Bozzini
Barbara A. Larson	Douglas A. Robinson	Richard H. Sauer
Douglas A. Robinson	Richard H. Sauer	Robynne D. Sisco
Richard H. Sauer	Robynne D. Sisco

Peer Group Issuers, Footnote [Text Block]
(9)
The Peer Group TSR set forth in this table utilizes the S&P 1500 Application Software Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the fiscal year ended January 31, 2023. The comparison assumes $100 was invested for the period starting January 31, 2020, through the end of the listed year in Workday Class A common stock and in the S&P 1500 Application Software Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(9)
The Peer Group TSR set forth in this table utilizes the S&P 1500 Application Software Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the fiscal year ended January 31, 2023. The comparison assumes $100 was invested for the period starting January 31, 2020, through the end of the listed year in Workday Class A common stock and in the S&P 1500 Application Software Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(9)
The Peer Group TSR set forth in this table utilizes the S&P 1500 Application Software Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the fiscal year ended January 31, 2023. The comparison assumes $100 was invested for the period starting January 31, 2020, through the end of the listed year in Workday Class A common stock and in the S&P 1500 Application Software Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote [Text Block]
(5)
Compensation Actually Paid to Mr. Bhusri reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	FY23	FY22	FY21
Total Reported in Summary Compensation Table (SCT)	$17,278,430	$18,431,406	$2,693,925
Less, value of Stock Awards reported in SCT	(14,065,845)	(15,404,483)	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	11,592,470	14,973,638	—
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(2,616,535)	540,329	2,599,869
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year	(2,810,481)	1,093,135	419,712
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—	—	—
Total Adjustments	(7,900,391)	1,202,619	3,019,581
Compensation Actually Paid	$9,378,038	$19,634,025	$5,713,506

(6)
Compensation Actually Paid to Mr. Eschenbach reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	FY23	FY22	FY21
Total Reported in Summary Compensation Table (SCT)	$102,685,309	—	—
Less, value of Stock Awards reported in SCT(i)	(102,563,097)	—	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding(i)	109,949,900	—	—
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	—	—	—
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year(ii)	(125,040)	—	—
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—	—	—
Total Adjustments	7,261,764	—	—
Compensation Actually Paid	$109,947,072	—	—

(i)
Includes the value of Stock Awards granted to Mr. Eschenbach in June 2022 in connection with his service on our Board of Directors.

(ii)
Includes the value of Stock Awards granted to Mr. Eschenbach in prior fiscal years in connection with his service on our Board of Directors that vested in fiscal 2023.

(7)
The compensation paid to Mr. Fernandez is in GBP and euro. The exchange rate used to convert these amounts from GBP into U.S. dollars was 1.232, and from euro to U.S. dollars was 1.086, as applicable for fiscal 2023. Compensation Actually Paid to Mr. Fernandez reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	FY23	FY22	FY21
Total Reported in Summary Compensation Table (SCT)	$19,986,871	$22,015,513	$27,057,774
Less, value of Stock Awards reported in SCT	(18,754,387)	(20,539,224)	(25,867,043)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	15,456,566	19,964,767	33,458,969
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(7,337,881)	2,868,717	2,824,708
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year	(6,321,085)	3,095,289	18,008
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—	—	—
Total Adjustments	(16,956,786)	5,389,549	10,434,642
Compensation Actually Paid	$3,030,084	$27,405,062	$37,492,416

(5)
Compensation Actually Paid to Mr. Bhusri reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	FY23	FY22	FY21
Total Reported in Summary Compensation Table (SCT)	$17,278,430	$18,431,406	$2,693,925
Less, value of Stock Awards reported in SCT	(14,065,845)	(15,404,483)	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	11,592,470	14,973,638	—
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(2,616,535)	540,329	2,599,869
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year	(2,810,481)	1,093,135	419,712
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—	—	—
Total Adjustments	(7,900,391)	1,202,619	3,019,581
Compensation Actually Paid	$9,378,038	$19,634,025	$5,713,506

(6)
Compensation Actually Paid to Mr. Eschenbach reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	FY23	FY22	FY21
Total Reported in Summary Compensation Table (SCT)	$102,685,309	—	—
Less, value of Stock Awards reported in SCT(i)	(102,563,097)	—	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding(i)	109,949,900	—	—
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	—	—	—
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year(ii)	(125,040)	—	—
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—	—	—
Total Adjustments	7,261,764	—	—
Compensation Actually Paid	$109,947,072	—	—

(i)
Includes the value of Stock Awards granted to Mr. Eschenbach in June 2022 in connection with his service on our Board of Directors.

(ii)
Includes the value of Stock Awards granted to Mr. Eschenbach in prior fiscal years in connection with his service on our Board of Directors that vested in fiscal 2023.

(7)
The compensation paid to Mr. Fernandez is in GBP and euro. The exchange rate used to convert these amounts from GBP into U.S. dollars was 1.232, and from euro to U.S. dollars was 1.086, as applicable for fiscal 2023. Compensation Actually Paid to Mr. Fernandez reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	FY23	FY22	FY21
Total Reported in Summary Compensation Table (SCT)	$19,986,871	$22,015,513	$27,057,774
Less, value of Stock Awards reported in SCT	(18,754,387)	(20,539,224)	(25,867,043)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	15,456,566	19,964,767	33,458,969
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(7,337,881)	2,868,717	2,824,708
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year	(6,321,085)	3,095,289	18,008
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—	—	—
Total Adjustments	(16,956,786)	5,389,549	10,434,642
Compensation Actually Paid	$3,030,084	$27,405,062	$37,492,416

(5)
Compensation Actually Paid to Mr. Bhusri reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	FY23	FY22	FY21
Total Reported in Summary Compensation Table (SCT)	$17,278,430	$18,431,406	$2,693,925
Less, value of Stock Awards reported in SCT	(14,065,845)	(15,404,483)	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	11,592,470	14,973,638	—
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(2,616,535)	540,329	2,599,869
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year	(2,810,481)	1,093,135	419,712
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—	—	—
Total Adjustments	(7,900,391)	1,202,619	3,019,581
Compensation Actually Paid	$9,378,038	$19,634,025	$5,713,506

(6)
Compensation Actually Paid to Mr. Eschenbach reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	FY23	FY22	FY21
Total Reported in Summary Compensation Table (SCT)	$102,685,309	—	—
Less, value of Stock Awards reported in SCT(i)	(102,563,097)	—	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding(i)	109,949,900	—	—
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	—	—	—
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year(ii)	(125,040)	—	—
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—	—	—
Total Adjustments	7,261,764	—	—
Compensation Actually Paid	$109,947,072	—	—

(i)
Includes the value of Stock Awards granted to Mr. Eschenbach in June 2022 in connection with his service on our Board of Directors.

(ii)
Includes the value of Stock Awards granted to Mr. Eschenbach in prior fiscal years in connection with his service on our Board of Directors that vested in fiscal 2023.

(7)
The compensation paid to Mr. Fernandez is in GBP and euro. The exchange rate used to convert these amounts from GBP into U.S. dollars was 1.232, and from euro to U.S. dollars was 1.086, as applicable for fiscal 2023. Compensation Actually Paid to Mr. Fernandez reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	FY23	FY22	FY21
Total Reported in Summary Compensation Table (SCT)	$19,986,871	$22,015,513	$27,057,774
Less, value of Stock Awards reported in SCT	(18,754,387)	(20,539,224)	(25,867,043)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	15,456,566	19,964,767	33,458,969
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(7,337,881)	2,868,717	2,824,708
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year	(6,321,085)	3,095,289	18,008
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—	—	—
Total Adjustments	(16,956,786)	5,389,549	10,434,642
Compensation Actually Paid	$3,030,084	$27,405,062	$37,492,416

Non-PEO NEO Average Total Compensation Amount						$ 10,404,679			$ 9,768,972	$ 10,037,001
Non-PEO NEO Average Compensation Actually Paid Amount						$ 3,826,484			11,928,801	17,263,222
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(8)
The average Compensation Actually Paid to the Non-PEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	FY23	FY22	FY21
Total Reported in Summary Compensation Table (SCT)	$10,404,679	$9,768,972	$10,037,001
Less, value of Stock Awards reported in SCT	(9,728,922)	(9,086,779)	(9,225,440)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	8,018,163	8,809,998	14,370,265
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(2,446,390)	1,176,201	1,786,084
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year	(2,421,046)	1,260,409	295,312
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—	—	—
Total Adjustments	(6,578,195)	2,159,829	7,226,221
Compensation Actually Paid	$3,826,484	$11,928,801	$17,263,222

(8)
The average Compensation Actually Paid to the Non-PEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	FY23	FY22	FY21
Total Reported in Summary Compensation Table (SCT)	$10,404,679	$9,768,972	$10,037,001
Less, value of Stock Awards reported in SCT	(9,728,922)	(9,086,779)	(9,225,440)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	8,018,163	8,809,998	14,370,265
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(2,446,390)	1,176,201	1,786,084
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year	(2,421,046)	1,260,409	295,312
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—	—	—
Total Adjustments	(6,578,195)	2,159,829	7,226,221
Compensation Actually Paid	$3,826,484	$11,928,801	$17,263,222

(8)
The average Compensation Actually Paid to the Non-PEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	FY23	FY22	FY21
Total Reported in Summary Compensation Table (SCT)	$10,404,679	$9,768,972	$10,037,001
Less, value of Stock Awards reported in SCT	(9,728,922)	(9,086,779)	(9,225,440)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	8,018,163	8,809,998	14,370,265
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(2,446,390)	1,176,201	1,786,084
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year	(2,421,046)	1,260,409	295,312
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—	—	—
Total Adjustments	(6,578,195)	2,159,829	7,226,221
Compensation Actually Paid	$3,826,484	$11,928,801	$17,263,222

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, our cumulative TSR, and our peer group’s cumulative TSR over the three most recently completed fiscal years. We do not use cumulative TSR as a performance measure in our overall executive compensation program. However, as noted above, time-vesting equity compensation makes up a material portion of the total compensation for our executives, thus, the price of our Class A common stock directly ties to Compensation Actually Paid. Additionally, and as discussed above, Mr. Eschenbach’s new hire market-based PVUs granted in December 2022 require significant and sustained stock price performance over a five-year period.
Compensation Actually Paid versus Total Shareholder Return

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, our cumulative TSR, and our peer group’s cumulative TSR over the three most recently completed fiscal years. We do not use cumulative TSR as a performance measure in our overall executive compensation program. However, as noted above, time-vesting equity compensation makes up a material portion of the total compensation for our executives, thus, the price of our Class A common stock directly ties to Compensation Actually Paid. Additionally, and as discussed above, Mr. Eschenbach’s new hire market-based PVUs granted in December 2022 require significant and sustained stock price performance over a five-year period.
Compensation Actually Paid versus Total Shareholder Return

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, our cumulative TSR, and our peer group’s cumulative TSR over the three most recently completed fiscal years. We do not use cumulative TSR as a performance measure in our overall executive compensation program. However, as noted above, time-vesting equity compensation makes up a material portion of the total compensation for our executives, thus, the price of our Class A common stock directly ties to Compensation Actually Paid. Additionally, and as discussed above, Mr. Eschenbach’s new hire market-based PVUs granted in December 2022 require significant and sustained stock price performance over a five-year period.
Compensation Actually Paid versus Total Shareholder Return

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the three most recently completed fiscal years. We do not use net income as a performance measure in our overall executive compensation program.
Compensation Actually Paid versus Net Income

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the three most recently completed fiscal years. We do not use net income as a performance measure in our overall executive compensation program.
Compensation Actually Paid versus Net Income

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the three most recently completed fiscal years. We do not use net income as a performance measure in our overall executive compensation program.
Compensation Actually Paid versus Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Subscription Revenue
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our subscription revenue during the three most recently completed fiscal years. Subscription revenue was our most important financial performance measure we used to link Compensation Actually Paid to our PEOs and our Non-PEO NEOs in fiscal 2023. The company financial performance target under our cash bonus plan was set based on subscription revenue and payout under the cash bonus plan was based on the achievement level of our fiscal 2023 full year subscription revenue adjusted on a constant currency basis. Our executives, other than Mr. Bhusri and for fiscal 2023, Mr. Eschenbach, are eligible to participate in the cash bonus plan.
Compensation Actually Paid versus Subscription Revenue

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Subscription Revenue
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our subscription revenue during the three most recently completed fiscal years. Subscription revenue was our most important financial performance measure we used to link Compensation Actually Paid to our PEOs and our Non-PEO NEOs in fiscal 2023. The company financial performance target under our cash bonus plan was set based on subscription revenue and payout under the cash bonus plan was based on the achievement level of our fiscal 2023 full year subscription revenue adjusted on a constant currency basis. Our executives, other than Mr. Bhusri and for fiscal 2023, Mr. Eschenbach, are eligible to participate in the cash bonus plan.
Compensation Actually Paid versus Subscription Revenue

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Subscription Revenue
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our subscription revenue during the three most recently completed fiscal years. Subscription revenue was our most important financial performance measure we used to link Compensation Actually Paid to our PEOs and our Non-PEO NEOs in fiscal 2023. The company financial performance target under our cash bonus plan was set based on subscription revenue and payout under the cash bonus plan was based on the achievement level of our fiscal 2023 full year subscription revenue adjusted on a constant currency basis. Our executives, other than Mr. Bhusri and for fiscal 2023, Mr. Eschenbach, are eligible to participate in the cash bonus plan.
Compensation Actually Paid versus Subscription Revenue

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Peer Group TSR
The above chart also compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P 1500 Application Software Index over the same period. While we do not use cumulative TSR or relative TSR against the S&P 1500 Application Software Index as a performance measure in our overall executive compensation program, a significant portion of our executives’ compensation is driven by our stock price performance, such that our executives’ interests are aligned without those of our stockholders.

Description of Relationship Between Company TSR and Peer Group TSR
The above chart also compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P 1500 Application Software Index over the same period. While we do not use cumulative TSR or relative TSR against the S&P 1500 Application Software Index as a performance measure in our overall executive compensation program, a significant portion of our executives’ compensation is driven by our stock price performance, such that our executives’ interests are aligned without those of our stockholders.

Description of Relationship Between Company TSR and Peer Group TSR
The above chart also compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P 1500 Application Software Index over the same period. While we do not use cumulative TSR or relative TSR against the S&P 1500 Application Software Index as a performance measure in our overall executive compensation program, a significant portion of our executives’ compensation is driven by our stock price performance, such that our executives’ interests are aligned without those of our stockholders.

Tabular List [Table Text Block]
Tabular List of Most Important Financial and Non-Financial Performance Measures
The following table presents the financial and non-financial performance measures that we consider to have been the most important in linking Compensation Actually Paid to our PEO and non-PEO NEOs for fiscal 2023 to company performance. Time-vesting equity compensation makes up a material portion of the total compensation for our executives, thus, the price of our Class A common stock directly ties to Compensation Actually Paid. Additionally, Mr. Eschenbach’s new hire market-based PVUs are contingent upon certain stock price targets. Our executives (other than Mr. Bhusri and, for fiscal 2023, Mr. Eschenbach) also participate in our cash bonus plan. Funding of the cash bonus plan is driven by a financial performance goal based on subscription revenues and a non-financial performance goal based on an annual customer satisfaction score. The measures in this table are not ranked.
Subscription Revenue Annual Customer Satisfaction Score Workday Class A common stock price

Tabular List of Most Important Financial and Non-Financial Performance Measures
The following table presents the financial and non-financial performance measures that we consider to have been the most important in linking Compensation Actually Paid to our PEO and non-PEO NEOs for fiscal 2023 to company performance. Time-vesting equity compensation makes up a material portion of the total compensation for our executives, thus, the price of our Class A common stock directly ties to Compensation Actually Paid. Additionally, Mr. Eschenbach’s new hire market-based PVUs are contingent upon certain stock price targets. Our executives (other than Mr. Bhusri and, for fiscal 2023, Mr. Eschenbach) also participate in our cash bonus plan. Funding of the cash bonus plan is driven by a financial performance goal based on subscription revenues and a non-financial performance goal based on an annual customer satisfaction score. The measures in this table are not ranked.
Subscription Revenue Annual Customer Satisfaction Score Workday Class A common stock price

Tabular List of Most Important Financial and Non-Financial Performance Measures
The following table presents the financial and non-financial performance measures that we consider to have been the most important in linking Compensation Actually Paid to our PEO and non-PEO NEOs for fiscal 2023 to company performance. Time-vesting equity compensation makes up a material portion of the total compensation for our executives, thus, the price of our Class A common stock directly ties to Compensation Actually Paid. Additionally, Mr. Eschenbach’s new hire market-based PVUs are contingent upon certain stock price targets. Our executives (other than Mr. Bhusri and, for fiscal 2023, Mr. Eschenbach) also participate in our cash bonus plan. Funding of the cash bonus plan is driven by a financial performance goal based on subscription revenues and a non-financial performance goal based on an annual customer satisfaction score. The measures in this table are not ranked.
Subscription Revenue Annual Customer Satisfaction Score Workday Class A common stock price

Total Shareholder Return Amount						$ 98			137	123
Peer Group Total Shareholder Return Amount						118			146	132
Net Income (Loss)						$ (366,749,000)			$ 29,373,000	$ (282,431,000)
Company Selected Measure Amount						5,567,206,000	5,567,206,000	5,567,206,000	4,546,313,000	3,788,452,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate						40.00%	40.00%	40.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate						4.00%	4.00%	4.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term						6 years	6 years	6 years
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name						Subscription Revenue	Subscription Revenue	Subscription Revenue
Non-GAAP Measure Description [Text Block]
(11)
We determined subscription revenue to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in fiscal 2023. Subscription revenues primarily consist of fees that give our customers access to our cloud applications, which include related customer support. Subscription revenues are recognized over time as services are delivered and consumed concurrently over the contractual term, beginning on the date our service is made available to the customer.

(11)
We determined subscription revenue to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in fiscal 2023. Subscription revenues primarily consist of fees that give our customers access to our cloud applications, which include related customer support. Subscription revenues are recognized over time as services are delivered and consumed concurrently over the contractual term, beginning on the date our service is made available to the customer.

(11)
We determined subscription revenue to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in fiscal 2023. Subscription revenues primarily consist of fees that give our customers access to our cloud applications, which include related customer support. Subscription revenues are recognized over time as services are delivered and consumed concurrently over the contractual term, beginning on the date our service is made available to the customer.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name						Annual Customer Satisfaction Score	Annual Customer Satisfaction Score	Annual Customer Satisfaction Score
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name						Workday Class A common stock price	Workday Class A common stock price	Workday Class A common stock price
Aneel Bhusri [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount						$ 17,278,430			$ 18,431,406	$ 2,693,925
PEO Actually Paid Compensation Amount						$ 9,378,038			19,634,025	5,713,506
PEO Name			Aneel Bhusri	Aneel Bhusri		Aneel Bhusri	Aneel Bhusri	Aneel Bhusri
Equity Awards						$ (14,065,845)			(15,404,483)
Aneel Bhusri [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(7,900,391)			1,202,619	3,019,581
Aneel Bhusri [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						11,592,470			14,973,638
Aneel Bhusri [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(2,616,535)			540,329	2,599,869
Aneel Bhusri [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(2,810,481)			1,093,135	419,712
Carl Eschenbach [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount						102,685,309
PEO Actually Paid Compensation Amount						109,947,072
PEO Name	Carl Eschenbach
Equity Awards						(102,563,097)
Carl Eschenbach [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						7,261,764
Carl Eschenbach [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						109,949,900
Carl Eschenbach [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(125,040)
Chano Fernandez [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount						19,986,871			22,015,513	27,057,774
PEO Actually Paid Compensation Amount						3,030,084			$ 27,405,062	37,492,416
PEO Name		Chano Fernandez			Chano Fernandez				Chano Fernandez
Equity Awards						(18,754,387)			$ (20,539,224)	(25,867,043)
Effect Of Exchange Rate On Compensation							£ 1.232	€ 1.086
Chano Fernandez [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(16,956,786)			5,389,549	10,434,642
Chano Fernandez [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						15,456,566			19,964,767	33,458,969
Chano Fernandez [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(7,337,881)			2,868,717	2,824,708
Chano Fernandez [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(6,321,085)			3,095,289	18,008
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Equity Awards						(9,728,922)			(9,086,779)	(9,225,440)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(6,578,195)			2,159,829	7,226,221
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						8,018,163			8,809,998	14,370,265
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(2,446,390)			1,176,201	1,786,084
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						$ (2,421,046)			$ 1,260,409	$ 295,312